Geological and geophysical expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Geological and geophysical expenses [Abstract]
Staff costs (Note 11)	$ 6,042	$ 12,653	$ 18,312
Share-based payment (Notes 11)	177	240	136
Allocation to capitalised project	(953)	(102)	(4,834)
Other services	2,625	2,160	4,979
Geological and geophysical expenses	$ 7,891	$ 14,951	$ 18,593